Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18.	Related party transactions:

During the year ended December 31, 2016, the Company incurred expenses for consulting services provided by a company owned by one of the officers of the Company. The amounts charged were recorded at their exchange amounts and were subject to normal trade terms. For the year ended December 31, 2016, the Company incurred expenses of $148 for services provided by the consulting company relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2016 was $148 owing to the consulting company.

During the year ended December 31, 2015, the Company incurred expenses for services provided by a law firm in which a director of one of the Company’s wholly owned subsidiaries was a partner. The amounts charged were recorded at their exchange amounts and were subject to normal trade terms. For the year ended December 31, 2015, the Company incurred legal fees of $63 for services provided by the law firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2015 was $12 owing to the legal firm. For the year ended December 31, 2016, the law firm was no longer a related party. The Company also incurred expenses for services provided by an accounting firm in which a director of one of the Company’s wholly owned subsidiaries was a partner. The amounts charged were recorded at their exchange amounts and were subject to normal trade terms. For the year ended December 31, 2015, the Company incurred accounting fees of $35 for services provided by the accounting firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2015 was $31 owing to the accounting firm. For the year ended December 31, 2016, the accounting firm was no longer a related party.